Loss per share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
(22)	Loss per share

Basic and diluted loss per share

For the years ended December 31, 2013, 2014 and 2015, and basic and diluted loss per ADS assuming the change of ADS ration as discussed in note (27) occurred at January 1, 2013, as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to Yingli Green Energy	(1,944,425)	(1,299,809)	(5,600,526)	(864,572)
Denominator:
Weighted average ordinary shares outstanding	156,619,791	173,613,085	181,763,770	181,763,770
Basic and diluted loss per share	(12.41)	(7.49)	(30.81)	(4.76)

Weighted average ADS outstanding	15,661,979	17,361,309	18,176,377	18,176,377
Basic and diluted loss per ADS	(124.15)	(74.87)	(308.12)	(47.57)

The following table summarizes potential common shares outstanding excluded from the calculation of diluted loss per share for the years ended December 31, 2013, 2014 and 2015, because their effect is anti-dilutive:

	Year ended December 31,
	2013	2014	2015

Shares issuable pursuant to convertible senior notes	—	—	—
Shares issuable pursuant to senior secured convertible notes	—	—	—
Shares issuable under stock options and restricted shares	5,169,567	6,910,812	6,542,994